401(k) Plan	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
401(k) Plan
16.	401(k) Plan

The Company has a tax-qualified employee savings and retirement 401(k) plan, covering all qualified employees. Participants may elect a salary deferral up to the statutorily prescribed annual limit for tax-deferred contributions. The Company has not made any matching contributions to date.